Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2018	Dec. 31, 2017
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	37.00%	37.00%
Debt instruments	60.00%	61.00%
Others	3.00%	2.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Equity instruments		6.00%
Debt instruments	94.00%	88.00%
Others	6.00%	6.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	39.00%	61.00%
Debt instruments	61.00%	39.00%
Total	100.00%	100.00%